Goodwill (Details Textual) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	[1]	₨ 16,948		₨ 16,948
Growth rate used to extrapolate cash flow projections				0.00%
Global Generics-Complex Injectables [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss				₨ 16,948
Impairment loss recorded in goodwill pertaining to a subsidiary till date				₨ 16,003
Impairment of goodwill			₨ 392
Before tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections				7.90%
Before tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections				14.70%
After tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections				6.80%
After tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections				11.00%
Nimbus health business [Member] | Global Generic [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill		₨ 272

[1]	The impairment loss of Rs.16,948 includes the following: · Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010. · During the year ended March 31, 2023, the Company assessed performance of the Nimbus Health business against the initial estimates and recognized an impairment charge of the carrying values of Rs.272. This impairment loss pertains to the Company’s Global Generics segment.